Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 – Significant Accounting Policies

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

In June 2009, the Financial Accounting Standards Board ("FASB") issued the FASB Accounting Standards Codification ("Codification" or "ASC").  The Codification became the single authoritative source for U.S. GAAP and changed the way in which the accounting literature is organized.

The Codification does not change GAAP and does not have an effect on the Company's financial position or results of operations.

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

A.           Financial statements in U.S. dollars

Substantially all of the Company's and certain of its subsidiaries' revenues are in U.S. dollars. A significant portion of purchases of materials and components and most marketing costs are denominated in U.S. dollars. Therefore, both the functional and reporting currencies of the Company and certain of its subsidiaries are the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts.

For entities with a U.S. dollar functional currency, transactions and balances in other currencies are remeasured into U.S. dollars in accordance with the principles set forth in ASC Topic 830, Foreign Currency Matters, i.e. at the date the transaction is recognized, each asset, liability, or instance of revenue, expense, gain, or loss arising from the transaction is measured and recorded in the functional currency by use of the exchange rate in effect at that date. When translation using the exchange rates at the dates that the numerous revenues, expenses, gains, and losses are recognized is impractical, an appropriately weighted average exchange rate for the period is used to translate those elements. At each balance sheet date, recorded balances of monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the current exchange rate. Exchange gains and losses from the remeasurement of such items denominated in non U.S. dollar currencies are reflected in the consolidated statements of operations, in net financial expenses, as appropriate.

The functional currencies of the remaining subsidiaries are their local currencies. The financial statements of those companies are translated into U.S. dollars using the exchange rate at the balance sheet date for assets and liabilities, and weighted average exchange rates for revenues and expenses (which approximates the translation of each transaction). Translation adjustments resulting from the process of the aforesaid translation are included as a separate component of equity (accumulated other comprehensive loss).

B.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its majority owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

C.	Estimates and assumptions

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Such estimates include the valuation of useful lives of long-lived assets, revenue recognition, valuation of accounts receivable and allowance for doubtful accounts, inventories, investments, legal contingencies, share based compensation, the assumptions used in the calculation of income taxes and other contingencies. Estimates and assumptions are periodically reviewed by management and the effects of any material revisions are reflected in the period that they are determined to be necessary. Actual results, however, may vary from these estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

D.	Cash equivalents

Cash equivalents are short-term highly liquid investments and debt instruments that are readily convertible to cash with original maturities of three months or less from the date of purchase.

As of December 31, 2010 and 2011 cash equivalents do not include any securities with an original term of less than three months.

E.	Short-term investments

The Company accounts for investments in bank deposits, U.S and Israeli treasury securities, and in corporate bonds in accordance with ASC Topic 320, Investments – Debt and Equity Securities.

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. At December 31, 2010 and 2011, the Company's investments were classified as available-for-sale and are stated at market value. Unrealized gains and losses, are reported as a separate component of equity (accumulated other comprehensive gain or loss) until realized. Interest income is recognized when earned and included in the consolidated statement of operations in financial income. Realized gains and losses, as well as premium or discount amortization, are included in financial income or expenses.

In April 2009, the FASB issued ASC Topic 320, Recognition and Presentation of Other-Than-Temporary Impairments, which amends the recognition guidance for other-than-temporary impairments (OTTI) of debt securities and expands the financial statement disclosures for OTTI on debt and equity securities. When an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive loss, net of applicable income taxes. On December 31, 2011, there was an unrealized gain on the Company's investment in fixed-rate treasury securities and corporate bonds in the amount of $91.

F.	Trade receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The consolidated financial statements include an allowance for loss from receivables for which collection is in doubt.  In determining the adequacy of the allowance consideration is given to the historical experience, aging of the receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, the amount of receivables in dispute, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors.

G.	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by calculating raw materials, work in process and finished products on a "moving average" basis. Inventory write-offs are provided to cover risks arising from slow moving items or technological obsolescence. Such write-offs, which were not material for 2009, 2010 and 2011, have been included in cost of revenues.

The Company applies ASC Topic 330, Inventory which clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, the above topic requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

H.	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years
Leasehold land (over the terms of the lease, see note 7A(1))	49
Buildings	25
Computers, software and manufacturing equipment	3-5
Office furniture and equipment	5-16
(mainly - 10)
Motor vehicles	6

I.	Impairment of long-lived assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

No impairment losses were recorded in 2009, 2010 and 2011.

J.	Goodwill and purchased intangible assets

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase businesses combination. Goodwill is reviewed for impairment at least annually, as of December every year. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement).

Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

No impairment losses were recorded in 2009, 2010 and 2011.

Purchased intangible assets are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets; generally three to fourteen years (see also Note 2I).

K.	Revenue recognition

The Group generates revenues from product sales, licensing and transaction fees. Revenues are also generated from non-recurring engineering, customer services and technical support.

Revenues from products sales and non-recurring engineering are recognized when delivery has occurred provided there is persuasive evidence of an agreement, the fee is fixed or determinable, collection of the related receivable is probable and no further obligations exist. In the case of non-recurring engineering, revenue is recognized upon completion of testing and approval of the customization of the product by the customer, provided that no further obligation exists. Revenues are recognized net of value added tax.

License and transaction fees are recognized as earned based on actual usage. Usage is determined by receiving confirmation from the users.

Revenues relating to customer services and technical support are recognized as the services are rendered ratably over the term of the related contract.

In arrangements that contain multiple elements the Company implements, beginning after January 1, 2010, the guidelines set forth in ASU 2010-13. Such multiple element arrangements may include providing an IT solution, selling products (such as smart cards) and rendering customer services. Accordingly, the overall arrangement fee is allocated to each element (both delivered and undelivered items) based on their relative selling prices, evidenced by vendor specific objective evidence of selling price ("VSOE") or third party evidence of selling price ("TPE"). In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company is required to estimate the selling prices of those elements. Such estimated selling price has been determined using a cost plus margin approach. Since the cost for each element in such arrangements were estimated reliably, the estimated selling price was calculated by multiplying the costs by an average gross margin applicable to each element. Once the standalone selling price for each element was determined, the consideration allocated to each element was recognized as revenues upon meeting the required criteria as described above.

In revenue arrangements that include software components, the Company implements, beginning after January 1, 2010, the guidelines set forth in ASU 2010-14. Accordingly, software revenue recognition is not applied for tangible products that contain both software and non-software components that function together to deliver the tangible product's essential functionality.

The Company has applied the guidance described above for certain arrangements which include providing IT Solution, selling products and customer services. The total arrangement consideration is allocated proportionally to the separate deliverables in the arrangement using Estimated Selling Price for each component. The Company recognizes revenues from sale of its IT Solution and from certain long-term contract in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts" ("ASC 605-35").

Pursuant to ASC 605-35, revenues from these contracts are recognized under the percentage of completion method.  The Company measures the percentage of completion based on output or input criteria, as applicable to each contract. For the reported years, the Company used in all of its projects output measures with respect to measuring the progress of completion. These measures are based on completion of milestones ((i.e., contract milestones as stated in the agreement such as the delivery, installation or shipments of various deliverables) and the amount of operational sites (i.e., progress is measured as a percentage of the sites that are already operational, out of the total sites that are required to be operational under the agreement).

Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2011, no such estimated losses were identified.

Revenues and costs recognized pursuant to ASC 605-35 on contracts in progress are subject to management estimates.  Actual results could differ from these estimates.

Licensing and transaction fees are recognized based on the volume of transactions or monthly licensing fees from systems that contain the Company's products and usually bear no cost to the Company. In 2011, the Company engaged in a non-recurring sale of a perpetual license, in which it incurred certain costs to close the sale.

L.	Research and development costs

Research and development costs, which consist mainly of labor costs, materials and subcontractors, are charged to operations as incurred.

M.	Stock-based compensation

Employees

The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors based on estimated fair values. The estimated fair value of awards is charged to income on a straight-line basis over the requisite service period, which is generally the vesting period.

ASC Topic 718, Compensation – Stock Compensation, requires estimating the fair value of share based payments awards on the date of the grant using an option pricing model. The Company uses the Black-Scholes option pricing model.

The Company elected to recognize compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method.

Non-Employees

The Company uses an option valuation model to measure the fair value of these options at the grant date and at each subsequent reported period until the exercise date is reached. During 2010 all options were granted with a par value exercise price and during 2009 and 2011 most of the options were granted with a par value exercise price. Due to the par value nominal amount of NIS 0.1, the fair value of these options was estimated to be equal to the Company's market share price at the grant date.

N.	Basic and diluted net loss per share

Basic and diluted net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year.

All outstanding stock options and warrants (3,676,315, 2,547,530 and 3,429,756 for December 31, 2009, 2010 and 2011, respectively), have been excluded from the calculation of the diluted net loss per ordinary share because all such securities have an anti-dilutive effect for all periods presented.

O.	Fair value of financial instruments

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing investments, accounts receivable, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
•

Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

•	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company, in estimating fair value for financial instruments, used the following methods and assumptions:

The carrying amounts of cash and cash equivalents, trade receivables, short-term bank credit and trade payables are equivalent to, or approximate their fair value due to the short-term maturity of these instruments.

The fair value of short term investments is based on quoted market prices and thus is based on level 1 inputs.

The fair value of the liability in respect of the contingent consideration included in business combinations (see note 1B) is based on discounted future expected sales and thus is based on level 3 inputs. The liability was determined to be insignificant.

The carrying amounts of variable interest rate long-term loans are equivalent or approximate to their fair value as they bear interest at approximate market rates. At December 31, 2011, fair value of bank loans with fixed interest rates did not differ materially from the carrying amount.

P.	Taxes on income

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company applies the guidelines of ASC Subtopic 740-10 regarding uncertainty in income taxes (previously known as "FIN 48"), which clarify the accounting for uncertainty in income taxes recognized in an enterprise's financial statements ("ASC 740-10"). This interpretation prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on derecognition of tax positions, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. ASC 740-10 requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Q.	Non-controlling Interest

On January 1, 2009, the Company adopted ASC Topic 810- Consolidation, which requires certain changes to the presentation of the financial statements. This amendment requires net loss attributable to non-controlling interests (previously referred to as "minority interest") to be classified in the consolidated statements of operations as part of consolidated net earnings ($189, $102 and $168 for the years ended December 31, 2009, 2010 and 2011, respectively) and to include the accumulated amount of non-controlling interests in the consolidated balance sheets as part of equity (($124) and $(287) at December 31, 2010 and December 31, 2011, respectively). The amount previously reported as 'net loss' is now presented as 'net loss attributable to shareholders'. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are remeasured with the gain or loss reported in net earnings.

R.	Severance pay

The Company's liability for severance pay for some of its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employee multiplied by the number of years of employment, as of the balance sheet date. Those employees are entitled to one month's salary for each year of employment or a portion thereof. Certain senior executives are entitled to receive additional severance pay. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis. The Company's liability for those Israeli employees is partially provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash redemption value of these policies.

In respect of other Israeli employees, the Company obtained approval from the Israeli Ministry of Labor and Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the current deposits in the pension fund and/or with the insurance company exempt the Company from any additional obligation to these employees for whom the said depository payments are made.

Severance pay expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $124, $561 and $1,189, respectively. Defined contribution plan expenses were $287, $383 and $445 in the years ended December 31, 2009, 2010 and 2011, respectively.

S.	Advertising expenses

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $942, $1,078 and $1,566, respectively.

T.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, U.S and Israeli treasury securities, corporate bonds and trade receivables.

Cash equivalents are invested mainly in U.S. dollars with major banks in Israel and Europe. Management believes that the financial institutions that hold the Group's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

U.S. treasury securities are denominated in U.S. dollars. Israeli treasury securities are denominated in NIS. Corporate bonds are in both U.S dollars and NIS.  Management believes that minimal credit risk exists with respect to these securities.

Most of the Company's trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions, in reliance on available information with respect to the debtor's financial position.  As for major customers, see Note 15.

The activity in the allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
Allowance for doubtful accounts at beginning of year	$3,315	$2,777	$2,832
Additions charged to allowance for doubtful accounts	123	210	90
Write-downs charged against the allowance	(685)	(181)	(2,688)
Translation differences	24	26	(1)

Allowance for doubtful accounts at end of year	$2,777	$2,832	$233

U.	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

V.	Comprehensive loss

The Company's comprehensive loss consists of net loss, net unrealized gains (losses) on available for sale securities and the change in foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive loss.

W.	Recent accounting pronouncements

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. This ASU requires entities to report components of comprehensive income in either (1) a single continuous financial statement or (2) two separate but consecutive financial statements. This ASU does not change the items that must be reported in other comprehensive income. The amendments are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. Since the Company currently presents comprehensive income in a separate statement, it is expected this ASU would not change the presentation of comprehensive income in the Company's consolidated financial statements upon its adoption.

In September 2011, the FASB amended the guidance for goodwill impairment testing. According to this amendment, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test (see note 2J above). If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company has not yet adopted this amendment.

In December 2011, the FASB issued ASU 2011-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The amendments in this ASU will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The Company will be required to apply the amendments for annual reporting periods beginning on January 1, 2013. It is not expected to have a material impact on the Company's consolidated financial statements.